UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED December 31, 2012

                          Check here if Amendment [ ]
                        This Amendment No.  (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                Oppenheimer + Close, Inc.
Address:             119 West 57th Street, Suite 1515, New York, New York 10019
Form 13F File Number: 28-14102

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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Carl K Oppenheimer
Title: President of Oppenheimer + Close, Inc.
Phone: (212) 489-7527 for Carl K. Oppenheimer


Signature, Place, and Date of Signing:

Oppenheimer + Close, Inc.
  By: Mr. Carl K. Oppenheimer, President
      By: /s/ Carl K Oppenheimer
          New York, New York
          February 8, 2013


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 64
Form 13F Information Table Value Total: 126,826 (thousands)

List of Other Included Managers:  NONE

------------------------------------------------------------------------------------------------------------------------------------

                                              FORM 13F INFORMATION TABLE
         COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5 COLUMN 6 COLUMN 7         COLUMN 8
------------------------------ -------------- --------- -------- ------------------ -------- -------- ------------------------
                                  TITLE OF                VALUE  SHARES OR SH/ PUT/  INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER              CLASS       CUSIP   (x$1000)  PRN AMT  PRN CALL  DSCRTN  MANAGERS   SOLE   SHARED   NONE
                                                                                      <F1>
------------------------------ -------------- --------- -------- --------- --- ---- -------- -------- ------- ------- --------
3M CO COM                      COM            88579Y101 4455     47978     SH       SOLE              6170            41808
ALLIED HEALTHCARE              PRODS INC      019222108 772      293671    SH       SOLE              293671          0
AVX CORP NEW COM               COM            002444107 438      40676     SH       SOLE              40676           0
BARRICK GOLD CORP              COM            067901108 1869     53388     SH       SOLE              2908            50480
BCSB BANCORP INC COM           COM            055367106 559      39400     SH       SOLE              39400           0
BOLT TECH CORP                 COM            097698104 1431     100300    SH       SOLE              100300          0
BRT REALTY TRUST               SH BEN INT NEW 055645303 1017     156405    SH       SOLE              156405          0
CHEVRON CORP NEW COM           COM            166764100 263      2435      SH       SOLE              0               2435
CISCO SYSTEMS INC              COM            17275R102 5927     301660    SH       SOLE              127590          174070
CMS BANCORP INC COM            COM            12600U102 127      16218     SH       SOLE              16218           0
COLONIAL FINL SVCS             COM            19566B101 1044     79699     SH       SOLE              79699           0
CONS TOMOKA LAND CO            COM            210226106 820      26455     SH       SOLE              26455           0
CORE MARK HLDG CO              COM            218681104 1421     30000     SH       SOLE              30000           0
CORNING INC COM                COM            219350105 6259     495945    SH       SOLE              241975          253970
EAGLE BANCORP MONT             COM            26942G100 1667     161100    SH       SOLE              161100          0
ELECTRO SCIENTIFIC             COM            285229100 740      74355     SH       SOLE              74355           0
ESSA BANCORP INC COM           COM            29667D104 1630     149700    SH       SOLE              149700          0
EVOLUTION PETE CORP            COM            30049A107 214      26284     SH       SOLE              26284           0
EXXON MOBIL CORP COM           COM            30231G102 545      6300      SH       SOLE              0               6300
FEDFIRST FINL CORP             COM            31429C101 1631     100347    SH       SOLE              100347          0
FIRST CONN BANCORP             COM            319850103 459      33418     SH       SOLE              33418           0
GENCOR INDS INC                COM            368678108 101      13350     SH       SOLE              13350           0
GEORGETOWN BANCORP             COM            372591107 1034     95315     SH       SOLE              95315           0
GREENLIGHT CAPITAL             CLASS A        G4095J109 250      10830     SH       SOLE              10830           0
HAMILTON BANCORP INC           COM            407015106 115      10123     SH       SOLE              10123           0
HAMPDEN BANCORP INC            COM            40867E107 449      29900     SH       SOLE              29900           0
HARDINGE INC                   COM            412324303 1314     132210    SH       SOLE              132210          0
HARRIS & HARRIS                COM            413833104 102      30900     SH       SOLE              30900           0
HELMERICH & PAYNE              COM            423452101 6482     115730    SH       SOLE              27835           87895
HOME BANCORP INC               COM            43689E107 1124     61591     SH       SOLE              61591           0
HOME FED BANCORP INC           COM            43708L108 1852     105861    SH       SOLE              105861          0
HOMETRUST BANSHARES            COM            437872104 2163     160100    SH       SOLE              160100          0
HOPFED BANCORP INC             COM            439734104 1700     197188    SH       SOLE              197188          0
HURCO CO                       COM            447324104 549      23851     SH       SOLE              23851           0
IF BANCORP INC COM             COM            44951J105 1398     101279    SH       SOLE              101279          0
INSTEEL INDS INC COM           COM            45774W108 1523     122012    SH       SOLE              122012          0
INTEL CORP COM                 COM            458140100 809      39246     SH       SOLE              39246           0
JOHNSON & JOHNSON              COM            478160104 5540     79026     SH       SOLE              24985           54041
LOUISIANA BANCORP              COM            54619P104 170      10400     SH       SOLE              10400           0
MALVERN BANCORP INC            COM            561409103 2295     205852    SH       SOLE              205852          0
MARKET VECTORS ETF             GOLD MINER ETF 57060U100 9848     212280    SH       SOLE              165170          47110
MARKET VECTORS ETF             JR GOLD MINERS 57060U589 940      47500     SH       SOLE              47500           0
MATERIAL SCIENCES              COM            576674105 1176     130200    SH       SOLE              130200          0
MICROSOFT CORP                 COM            594918104 4492     168160    SH       SOLE              69350           98810
NAUGATUCK VY FINL              COM            63906P107 1390     209078    SH       SOLE              209078          0
NEWMONT MNG CORP COM           COM            651639106 2094     45085     SH       SOLE              755             44330
NEWPORT BANCORP INC            COM            651754103 267      16200     SH       SOLE              16200           0
NORTHEAST CMNTY                COM            664112109 631      119815    SH       SOLE              119815          0
NUCOR CORP COM                 COM            670346105 924      21400     SH       SOLE              21400           0
OBA FINL SVCS INC              COM            67424G101 1521     86495     SH       SOLE              86495           0
OCEAN SHORE HLDG CO            COM            67501R103 3177     214663    SH       SOLE              214663          0
OCONEE FED FINL CORP           COM            675607105 779      53600     SH       SOLE              53600           0
PEOPLES FEDERAL                COM            711037101 470      27000     SH       SOLE              27000           0
PFIZER INC COM                 COM            717081103 2893     115365    SH       SOLE              22745           92620
POLONIA BANCORP INC            COM            73158Q109 360      44674     SH       SOLE              44674           0
PROVIDENCE &                   COM            743737108 1611     115396    SH       SOLE              115396          0
QUANEX BLDG PRODS              COM            747619104 1345     65886     SH       SOLE              65886           0
SEACOR HOLDINGS INC            COM            811904101 6414     76545     SH       SOLE              24710           51835
SI FINL GROUP INC MD           COM            78425V104 3104     269900    SH       SOLE              269900          0
SOUND FINL BANCORP             COM            83607A100 616      59200     SH       SOLE              59200           0
SP BANCORP INC COM             COM            78468K106 1712     110474    SH       SOLE              110474          0
SPDR GOLD TR GOLD              GOLD SHS       78463V107 8993     55503     SH       SOLE              38238           17265
STATE INVS BANCORP             COM            857030100 1073     76186     SH       SOLE              76186           0
SUPERIOR INDUSTRIES            COM            868168105 8738     428340    SH       SOLE              224185          204155


<F1>
Certain holdings reported as "Sole" under Column 6 are managed by Oppvest, LLC and Oppvest II, LLC, which are managed by the same individuals as Oppenheimer + Close, Inc. and are considered to be part of the registered investment adviser.

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